Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Apr. 03, 2022 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 48.4
Deferred tax liabilities, beginning balance	(15.4)
Net deferred tax assets, beginning balance	33.0
Change in the year affecting net income	12.1
Change in the year affecting foreign exchange translation	(1.8)
Change in the year affecting equity	(0.2)
Change in the year affecting other comprehensive loss	(5.7)
Deferred tax assets, ending balance	53.2
Deferred tax liabilities, ending balance	(15.8)
Net deferred tax assets, ending balance	37.4
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	64.3
Change in the year affecting net income	9.9
Change in the year affecting foreign exchange translation	(1.8)
Change in the year affecting equity	(0.2)
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	72.2
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	9.3
Change in the year affecting net income	(0.5)
Change in the year affecting foreign exchange translation	(0.2)
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	8.6
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0.2
Change in the year affecting net income	0.0
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	0.2
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	3.7
Change in the year affecting net income	2.8
Change in the year affecting foreign exchange translation	0.1
Change in the year affecting equity	(0.2)
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	6.4
Inventory capitalization
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	3.3
Change in the year affecting net income	1.5
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	4.8
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	5.6
Change in the year affecting net income	2.5
Change in the year affecting foreign exchange translation	(0.1)
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	8.0
Tax relief from Swiss tax reform
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	20.3
Change in the year affecting net income	(7.1)
Change in the year affecting foreign exchange translation	(1.4)
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	11.8
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	15.1
Change in the year affecting net income	10.1
Change in the year affecting foreign exchange translation	(0.2)
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	25.0
Provisions and other temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	6.8
Change in the year affecting net income	0.6
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax assets, ending balance	7.4
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(31.3)
Change in the year affecting net income	2.2
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	(5.7)
Deferred tax liabilities, ending balance	(34.8)
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(1.3)
Change in the year affecting net income	0.1
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	(5.7)
Deferred tax liabilities, ending balance	(6.9)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(18.9)
Change in the year affecting net income	0.5
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax liabilities, ending balance	(18.4)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(11.1)
Change in the year affecting net income	1.6
Change in the year affecting foreign exchange translation	0.0
Change in the year affecting equity	0.0
Change in the year affecting other comprehensive loss	0.0
Deferred tax liabilities, ending balance	$ (9.5)